6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Equipment And Leasehold Improvements Details
Furniture and fixtures	$ 577,217	$ 65,310
Computers and equipment	270,604	41,656
Leasehold improvements	354,756	7,649
Property plant and equipment gross	1,202,577	114,615
Less: accumulated depreciation	(84,063)	(79,428)
Property plant and equipment net	$ 1,118,514	$ 35,188	$ 55,413